1933 Act File No. 33-29838
                                                      1940 Act File No. 811-5843

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ___X__

     Pre-Effective Amendment No.

     Post-Effective Amendment No. __20__       ......................___X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ___X__

     Amendment No.  ___18___.........................................___X__

                             CASH TRUST SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower

                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on September 30, 1999 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph
    (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C. 20037

PROSPECTUS

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

A money market mutual fund seeking current income exempt from federal regular income tax consistent with stability of principal by investing in a portfolio of tax exempt securities maturing in 397 days or less.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



SEPTEMBER 30, 1999

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which

the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  10

Last Meeting of Shareholders  11

Financial Information  12



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income exempt from federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE



[The graphic presentation displayed here consists of a bar chart representing the annual total returns of Municipal Cash Series as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1998. The percentages noted are: 5.69%, 4.28%, 2.51%, 1.88%, 2.21%,
3.24%, 2.80%, 2.90% and 2.75%, respectively.]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.



The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.



The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was 1.21%.



Within the period shown in the Chart, the Fund's highest quarterly return was 1.43% (quarter ended June 30, 1990). Its lowest quarterly return was 0.41% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1998.



CALENDAR PERIOD          FUND
1 Year                   2.75%
5 Years                  2.78%
Start of Performance 1   3.25%


1 The Fund's start of performance date was August 15, 1989.

The Fund's 7-Day Net Yield as of December 31, 1998 was 2.93%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

MUNICIPAL CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER FEES


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price)                                                   None
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waiver and Reduction) 1 Expenses That are
Deducted From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                                      0.50%
Distribution (12b-1) Fee 3                                                            0.35%
Shareholder Services Fee                                                              0.25%
Other Expenses                                                                        0.28%
Total Annual Fund
Operating Expenses                                                                    1.38%
1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of its distribution
(12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 1999.
 Total Waivers and Reductions of Fund Expenses                                        0.37%
 Total Actual Annual Fund Operating Expenses (after waiver and reduction)             1.01%

2 The adviser voluntarily waived a portion of the management fee during the fiscal year ended May 31, 1999. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after voluntary waiver) was 0.38% for the fiscal year ended May 31, 1999. 3 The distributor voluntarily elected not to accrue a portion of its distribution (12b-1) fee during the fiscal year ended May 31, 1999. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund's Shares
(after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares' operating expenses are BEFORE WAIVERS AND REDUCTIONS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





1 Year     $   141
3 Years    $   437
5 Years    $   755
10 Years   $1,657


What are the Fund's Investment Strategies?



The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.



The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.



MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings.



What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500.



An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, or individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.



When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.



BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.



How to Redeem Shares



You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Last Meeting of Shareholders

An Annual Meeting of shareholders was held on September 10, 1999. As of April 15, 1999, the record date for shareholder voting at the meeting, there were 447,535,555 total outstanding Shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

To elect Directors: 1



                                          WITHHELD
                                          AUTHORITY

NAMES                       FOR           TO VOTE
John F. Cunningham          307,989,428   18,013,386
Charles F. Mansfield, Jr.   308,769,110   17,233,704
John S. Walsh               308,809,413   17,193,401


1 The following Directors continued their terms as Directors of the
Company: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr.,
Nicholas Constantakis, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., Marjorie P. Smuts, and J. Christopher
Donahue.

AGENDA ITEM 2

To ratify the selection of Deloitte & Touche LLP as the Company's independent auditors:



FOR           AGAINST     ABSTENTIONS
309,313,210   1,772,027   14,917,577


AGENDA ITEM 3

To make changes to the Fund's fundamental investment policies:

(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.





                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
225,989,380   12,735,569   53,154,023   34,123,842




(c) To amend the Fund's fundamental investment policy regarding investments in real estate.



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
225,556,983   12,897,674   53,154,023   34,394,134


(d) To amend the Fund's fundamental investment policy regarding investments in commodities.


                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
221,872,783   16,704,313   53,154,024   34,271,694


(e) To amend the Fund's fundamental investment policy regarding underwriting securities.



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
225,636,267   13,017,902   53,154,024   34,194,621


(f) To amend the Fund's fundamental investment policy regarding lending assets.



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
222,215,814   15,575,807   53,154,024   35,057,169


(g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
224,477,951   14,405,649   53,154,024   33,965,190


(h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.





                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
220,241,269   18,449,992   53,154,024   34,157,529




(i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets:



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
221,191,245   17,543,731   53,154,024   34,113,814


AGENDA ITEM 4

To eliminate the Fund's fundamental investment policy on selling securities short:



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
224,299,400   14,335,862   53,154,023   34,213,529


AGENDA ITEM 5

To approve amendments to the Company's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law:





                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
225,178,645   14,155,224   53,154,023   33,514,922




Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche, LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED MAY 31                              1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03         0.03         0.03         0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.58%        2.90%        2.80%        3.04%        2.84%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     1.13%        1.11%        1.08%        1.32%        1.04%
Net investment income 2                        2.45%        2.76%        2.66%        2.66%        2.71%
Expenses (after waivers)                       1.01%        1.01%        0.99%        0.99%        0.99%
Net investment income (after waivers)          2.57%        2.86%        2.75%        2.99%        2.76%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $437,451     $647,813     $515,060     $478,605     $445,164


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 1999, which can be obtained free of charge.

 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.



SEPTEMBER 30, 1999

A Statement of Additional Information (SAI), dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Municipal Cash Series
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Cusip 147551303

9080102A (9/99)

 [Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Municipal Cash Series (Fund), dated September 30, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

SEPTEMBER 30, 1999

 [Graphic]
 Federated

 World-Class Investment Manager
 Municipal Cash Series
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

9080102B (9/99)

[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  4

Subaccounting Services  5

Redemption in Kind  5

Account and Share Information  5

Tax Information  5

Who Manages and Provides Services to the Fund?  6

How Does the Fund Measure Performance?  9

Who is Federated Investors, Inc.?  10

Financial Information  12

Investment Ratings  12

Addresses  13



How is the Fund Organized?

The Fund is a diversified portfolio of Cash Trust Series, Inc. (Corporation). The Corporation, an open-end, management investment company, was originally organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on May 16, 1989. It was reorganized under the laws of the State of Maryland on February 1, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.



A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.



MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.



CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS



DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



ASSET COVERAGE

In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.



TEMPORARY DEFENSIVE INVESTMENTS



The Fund may make temporary defensive investments in the following taxable securities:

TREASURY SECURITIES



Treasury securities are direct obligations of the federal government of the United States.



AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.



CORPORATE DEBT SECURITIES



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.



COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS



The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, L.P. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories.

See "Regulatory Compliance."



INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.



FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The investment objective of the Fund is to provide current income which is exempt from federal regular income tax consistent with stability of principal.

The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax.

This investment objective and policy cannot be changed without shareholder approval.



INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF DIRECTORS (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS



The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.



INVESTING IN RESTRICTED SECURITIES

The Fund may invest in securities subject to restrictions on resale under the federal securities laws.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect.



REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES



The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

BHC Securities, Inc., Philadelphia, PA owned approximately 37,258,017 shares (8.28%); City Securities Corporation, Indianapolis, IN owned approximately 36,403,060 shares (8.09%); FISERV Correspondent Services Inc., Denver, CO owned approximately 29,346,719 shares (6.52%); Cust & Co., Los Angeles, CA owned approximately 26,674,937 shares (5.93%); and Special Custody Account for the Exclusive Benefit of Customers of Stern Agee & Leach, Birmingham, AL owned approximately 23,694,000 shares (5.26%).



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of four funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



NAME                                                                                                          TOTAL
BIRTH DATE                                                                                 AGGREGATE          COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS                                 COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS                                   FROM CORPORATION   AND FUND COMPLEX
JOHN F. DONAHUE*+#                   Chief Executive Officer                                             $0   $0 for the
Birth Date: July 28, 1924            and Director or Trustee of                                               Corporation and
Federated Investors Tower            the Federated Fund                                                       54 other investment
1001 Liberty Avenue                  Complex; Chairman and                                                    companies in the
Pittsburgh, PA                       Director, Federated                                                      Fund Complex
CHAIRMAN AND DIRECTOR                Investors, Inc.; Chairman
                                     and Trustee, Federated Investment
                                     Management Company; Chairman and Director,
                                     Federated Investment Counseling, and
                                     Federated Global Investment Management
                                     Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY                     Director or Trustee of the Federated Fund                    $4,751.12   $113,860.22 for the
Birth Date: February 3, 1934         Complex; Director, Member of Executive                                   Corporation and
15 Old Timber Trail                  Committee, Children's Hospital of Pittsburgh;                            54 other investment
Pittsburgh, PA                       Director, Robroy Industries, Inc. (coated steel                          companies in the
DIRECTOR                             conduits/computer storage equipment);                                    Fund Complex
                                     formerly: Senior Partner, Ernst & Young LLP;
                                     Director, MED 3000 Group, Inc. (physician
                                     practice management); Director, Member of
                                     Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.                  Director or Trustee of the Federated Fund                    $5,227.03   $125,264.48 for the
Birth Date: June 23, 1937            Complex; President, Investment Properties                                Corporation and
Wood/Commercial Dept.                Corporation; Senior Vice President,                                      54 other investment
John R. Wood Associates, Inc.        John R. Wood and Associates, Inc., Realtors;                             companies in the
Realtors                             Partner or Trustee in private real estate ventures                       Fund Complex

3255 Tamiami Trail North             in Southwest Florida; formerly: President,
Naples, FL                           Naples Property Management, Inc. and
DIRECTOR                             Northgate Village Development Corporation.

NICHOLAS CONSTANTAKIS                Director or Trustee of the Federated Fund                    $4,751.22   $47,958.02 for the
Birth Date: September 3, 1939        Complex; formerly: Partner, Andersen                                     Corporation and
175 Woodshire Drive                  Worldwide SC.                                                            29 other investment
Pittsburgh, PA                                                                                                companies in the
DIRECTOR                                                                                                      Fund Complex
JOHN F. CUNNINGHAM++                 Director or Trustee of some of the Federated                 $2,408.40   $0 for the
Birth Date: March 5, 1943            Fund Complex; Chairman, President and Chief                              Corporation and
353 El Brillo Way                    Executive Officer, Cunningham & Co., Inc.                                46 other investment
Palm Beach, FL                       (strategic business consulting); Trustee                                 companies in the
DIRECTOR                             Associate, Boston College; Director, Iperia Corp.                        Fund Complex
                                     (communications/software); formerly: Director,
                                     Redgate Communications and EMC
                                     Corporation (computer storage systems).
                                     Previous Positions: Chairman of the Board and
                                     Chief Executive Officer, Computer Consoles,
                                     Inc.; President and Chief Operating Officer,
                                     Wang Laboratories; Director, First National
                                     Bank of Boston; Director, Apollo Computer, Inc.

LAWRENCE D. ELLIS, M.D.*             Director or Trustee of the Federated Fund                    $4,751.12   $113,860.22 for the
Birth Date: October 11, 1932         Complex; Professor of Medicine, University of                            Corporation and
3471 Fifth Avenue                    Pittsburgh; Medical Director, University of                              54 other investment
Suite 1111                           Pittsburgh Medical Center - Downtown;                                    companies in the
Pittsburgh, PA                       Hematologist, Oncologist, and Internist,                                 Fund Complex
DIRECTOR                             University of Pittsburgh Medical Center;
                                     Member, National Board of Trustees, Leukemia

                                     Society of America.

PETER E. MADDEN                      Director or Trustee of the Federated Fund                    $4,209.51   $113,860.22 for the
Birth Date: March 16, 1942           Complex; formerly: Representative,                                       Corporation and
One Royal Palm Way                   Commonwealth of Massachusetts General                                    54 other investment
100 Royal Palm Way                   Court; President, State Street Bank and Trust                            companies in the
Palm Beach, FL                       Company and State Street Corporation.                                    Fund Complex
DIRECTOR                             Previous Positions: Director, VISA USA and
                                     VISA International; Chairman and Director,
                                     Massachusetts Bankers Association;
                                     Director, Depository Trust Corporation;
                                     Director, The Boston Stock Exchange.


NAME                                                                                                          TOTAL
BIRTH DATE                                                                                 AGGREGATE          COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS                                 COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS                                   FROM CORPORATION   AND FUND COMPLEX
CHARLES F. MANSFIELD, JR.++          Director or Trustee of some                                  $2,408.40   $0 for the
Birth Date: April 10, 1945           of the Federated Fund                                                    Corporation and
80 South Road                        Complex; Management                                                      50 other investment
Westhampton Beach, NY                Consultant.                                                              companies in the
DIRECTOR                             Previous Positions: Chief                                                Fund Complex
                                     Executive Officer, PBTC International Bank;
                                     Partner, Arthur Young & Company (now Ernst
                                     & Young LLP); Chief Financial Officer of
                                     Retail Banking Sector, Chase Manhattan
                                     Bank; Senior Vice President, Marine Midland
                                     Bank; Vice President, Citibank; Assistant
                                     Professor of Banking and Finance, Frank G.
                                     Zarb School of Business, Hofstra
                                     University.

JOHN E. MURRAY, JR., J.D., S.J.D.#   Director or Trustee of the Federated Fund                    $4,992.37   $113,860.22 for the
Birth Date: December 20, 1932        Complex; President, Law Professor, Duquesne                              Corporation and
President, Duquesne University       University; Consulting Partner, Mollica &                                54 other investment
Pittsburgh, PA                       Murray; Director, Michael Baker Corp.                                    companies in the
DIRECTOR                             (engineering, construction, operations, and                              Fund Complex
                                     technical services).

                                     Previous Positions: Dean and Professor of Law,
                                     University of Pittsburgh School of Law; Dean
                                     and Professor of Law, Villanova University

                                     School of Law.

MARJORIE P. SMUTS                    Director or Trustee of the Federated Fund                    $4,751.12   $113,860.22 for the
Birth Date: June 21, 1935            Complex; Public Relations/Marketing/                                     Corporation and
4905 Bayard Street                   Conference Planning.                                                     54 other investment
Pittsburgh, PA                       Previous Positions: National Spokesperson,                               companies in the
DIRECTOR                             Aluminum Company of America; television                                  Fund Complex
                                     producer; business owner.

JOHN S. WALSH++                      Director or Trustee of some of the Federated                 $2,408.40   $0 for the
Birth Date: November 28, 1957        Fund Complex; President and Director, Heat                               Corporation and
2007 Sherwood Drive                  Wagon, Inc. (manufacturer of construction                                48 other investment
Valparaiso, IN                       temporary heaters); President and Director,                              companies in the
DIRECTOR                             Manufacturers Products, Inc. (distributor of                             Fund Complex
                                     portable construction heaters); President,

                                     Portable Heater Parts, a division of
                                     Manufacturers Products, Inc.; Director, Walsh
                                     & Kelly, Inc. (heavy highway contractor);
                                     formerly: Vice President, Walsh & Kelly, Inc.

J. CHRISTOPHER DONAHUE+*             President or Executive Vice President of the                        $0   $0 for the
Birth Date: April 11, 1949           Federated Fund Complex; Director or Trustee of                           Corporation and
Federated Investors Tower            some of the Funds in the Federated Fund                                  16 other investment
1001 Liberty Avenue                  Complex; President, CEO and Director,                                    companies in the
Pittsburgh, PA                       Federated Investors, Inc.; President and Trustee,                        Fund Complex
EXECUTIVE VICE PRESIDENT             Federated Investment Management Company;
AND DIRECTOR                         President and Trustee, Federated Investment
                                     Counseling; President and Director,
                                     Federated Global Investment Management
                                     Corp.; President, Passport Research, Ltd.;
                                     Trustee, Federated Shareholder Services
                                     Company; Director, Federated Services
                                     Company.

EDWARD C. GONZALES                   Trustee or Director of some of the Funds in the                     $0   $0 for the
Birth Date: October 22, 1930         Federated Fund Complex; President, Executive                             Corporation and
Federated Investors Tower            Vice President and Treasurer of some of the                              1 other investment
1001 Liberty Avenue                  Funds in the Federated Fund Complex; Vice                                company in the
Pittsburgh, PA                       Chairman, Federated Investors, Inc.; Vice                                Fund Complex
EXECUTIVE VICE PRESIDENT             President, Federated Investment Management
                                     Company, Federated Investment Counseling,
                                     Federated Global Investment Management
                                     Corp. and Passport Research, Ltd.; Executive
                                     Vice President and Director, Federated
                                     Securities Corp.; Trustee, Federated
                                     Shareholder Services Company.

JOHN W. MCGONIGLE                    Executive Vice President and Secretary of the                       $0   $0 for the
Birth Date: October 26, 1938         Federated Fund Complex; Executive Vice                                   Corporation and
Federated Investors Tower            President, Secretary and Director, Federated                             54 other investment
1001 Liberty Avenue                  Investors, Inc.; Trustee, Federated Investment                           companies in the
Pittsburgh, PA                       Management Company; Trustee, Federated                                   Fund Complex
EXECUTIVE VICE PRESIDENT             Investment Counseling and Director, Federated
AND SECRETARY                        Global Investment Management Corp.; Director,
                                     Federated Services Company; Director,
                                     Federated Securities Corp.

RICHARD J. THOMAS                    Treasurer of the Federated Fund Complex; Vice                       $0   $0 for the
Birth Date: June 17, 1954            President - Funds Financial Services Division,                           Corporation and
Federated Investors Tower            Federated Investors, Inc.; formerly: various                             54 other investment
1001 Liberty Avenue                  management positions within Funds Financial                              companies in the
Pittsburgh, PA                       Services Division of Federated Investors, Inc.                           Fund Complex
TREASURER

RICHARD B. FISHER                    President or Vice President of some of the                          $0   $0 for the
Birth Date: May 17, 1923             Funds in the Federated Fund Complex; Director                            Corporation and
Federated Investors Tower            or Trustee of some of the Funds in the                                   6 other investment
1001 Liberty Avenue                  Federated Fund Complex; Executive Vice                                   companies in the
Pittsburgh, PA                       President, Federated Investors, Inc.; Chairman                           Fund Complex
PRESIDENT                            and Director, Federated Securities Corp.


NAME                                                                                                          TOTAL
BIRTH DATE                                                                                 AGGREGATE          COMPENSATION
ADDRESS                              PRINCIPAL OCCUPATIONS                                 COMPENSATION       FROM CORPORATION
POSITION WITH CORPORATION            FOR PAST FIVE YEARS                                   FROM CORPORATION   AND FUND COMPLEX
WILLIAM D. DAWSON, III               Chief Investment Officer                                            $0   $0 for the
Birth Date: March 3, 1949            of this Fund and various                                                 Corporation and
Federated Investors Tower            other Funds in the                                                       41 other investment
1001 Liberty Avenue                  Federated Fund Complex;                                                  companies in the
Pittsburgh, PA                       Executive Vice President,                                                Fund Complex
CHIEF INVESTMENT OFFICER             Federated Investment
                                     Counseling, Federated Global Investment
                                     Management Corp., Federated Investment
                                     Management Company and Passport Research,
                                     Ltd.; Registered Representative, Federated
                                     Securities Corp.; Portfolio Manager,
                                     Federated Administrative Services; Vice
                                     President, Federated Investors, Inc.;
                                     formerly: Executive Vice President and
                                     Senior Vice President, Federated Investment
                                     Counseling Institutional Portfolio
                                     Management Services Division; Senior Vice
                                     President, Federated Investment Management
                                     Company and Passport Research, Ltd.

DEBORAH A. CUNNINGHAM                Deborah A. Cunningham is Vice President of                          $0   $0 for the
Birth Date: September 15, 1959       the Corporation. Ms. Cunningham joined                                   Corporation and
Federated Investors Tower            Federated in 1981 and has been a Senior                                  6 other investment
1001 Liberty Avenue                  Portfolio Manager and a Senior Vice President                            companies in the
Pittsburgh, PA                       of the Fund's Adviser since 1997.                                        Fund Complex
VICE PRESIDENT                       Ms. Cunningham served as a Portfolio Manager
                                     and a Vice President of the Adviser from 1993
                                     until 1996. Ms. Cunningham is a Chartered
                                     Financial Analyst and received her M.B.A. in
                                     Finance from Robert Morris College.

MARY JO OCHSON                       Mary Jo Ochson has been the Fund's portfolio                        $0   $0 for the
Birth Date: September 12, 1953       manager since August 1989. She is Vice                                   Corporation and
Federated Investors Tower            President of the Corporation. Ms. Ochson                                 7 other investment
1001 Liberty Avenue                  joined Federated in 1982 and has been a                                  companies in the
Pittsburgh, PA                       Senior Portfolio Manager and a Senior Vice                               Fund Complex
VICE PRESIDENT                       President of the Fund's Adviser since 1996.
                                     From 1988 through 1995, Ms. Ochson served
                                     as a Portfolio Manager and a Vice President of
                                     the Fund's Adviser. Ms. Ochson is a Chartered
                                     Financial Analyst and received her M.B.A. in
                                     Finance from the University of Pittsburgh.


* An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Directors on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS



The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES





FOR THE YEAR ENDED MAY 31   1999         1998         1997
Advisory Fee Earned         $2,866,150   $2,910,985   $2,782,055
Advisory Fee Reduction         670,762      605,529      497,998
Brokerage Commissions                0            0            0
Administrative Fee             432,215      439,247      420,342
12B-1 FEE                      573,230            -            -
SHAREHOLDER SERVICES FEE     1,433,075            -            -




How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns given for the one-year, five-year and Start of Performance periods ended May 31, 1999.



Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended May 31, 1999.



                       7-DAY                       START OF PERFORMANCE
                       PERIOD   1 YEAR   5 YEARS   ON AUGUST 25, 1989

Total Return           NA       2.58%    2.83%     3.22%
Yield                  2.52%    NA       NA        NA
Effective Yield        2.55%    NA       NA        NA
Tax-Equivalent Yield   4.17%    NA       NA        NA


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



TAXABLE YIELD EQUIVALENT
FOR 1999 MULTISTATE

MUNICIPAL FUND

FEDERAL TAX BRACKET:        15.00%                      28.00%            31.00%             36.00%             39.60%
Joint Return                $1-43,050                   $43,051-104,050   $104,051-158,550   $158,551-283,150   Over 283,150
Single Return               $1-25,750                   $25,751-62,450    $62,451-130,250    $130,251-283,150   Over 283,150
TAX-EXEMPT YIELD:  TAXABLE YIELD EQUIVALENT:

1.00%                       1.18%                       1.39%             1.45%              1.56%              1.66%
1.50%                       1.76%                       2.08%             2.17%              2.34%              2.48%
2.00%                       2.35%                       2.78%             2.90%              3.13%              3.31%
2.50%                       2.94%                       3.47%             3.62%              3.91%              4.14%
3.00%                       3.53%                       4.17%             4.35%              4.69%              4.97%
3.50%                       4.12%                       4.86%             5.07%              5.47%              5.79%
4.00%                       4.71%                       5.56%             5.80%              6.25%              6.62%
4.50%                       5.29%                       6.25%             6.52%              7.03%              7.45%
5.00%                       5.88%                       6.94%             7.25%              7.81%              8.28%
5.50%                       6.47%                       7.64%             7.97%              8.59%              9.11%
6.00%                       7.06%                       8.33%             8.70%              9.38%              9.93%
6.50%                       7.65%                       9.03%             9.42%              10.16%             10.76%
7.00%                       8.24%                       9.72%             10.14%             10.94%             11.59%
7.50%                       8.82%                       10.42%            10.87%             11.72%             12.42%
8.00%                       9.41%                       11.11%            11.59%             12.50%             13.25%




Note: The maximum marginal tax rate for each bracket was used in calculating the tax yield equivalent.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/DONOGHUE'S MONEY FUND REPORT



IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



MONEY



Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended May 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Municipal Cash Series dated May 31, 1999.



Investment Ratings



STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)

RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION

RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1-This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)

RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR-Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)-The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)-The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)-The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

MUNICIPAL CASH SERIES

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116

PROSPECTUS

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.



A money market mutual fund seeking current income consistent with stability of principal and liquidity by investing primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



SEPTEMBER 30, 1999

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  7

How to Purchase Shares  7

How to Redeem Shares  9

Account and Share Information  12

Who Manages the Fund?  13

Last Meeting of Shareholders  14

Financial Information  16



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE



The graphic presentation displayed here consists of a bar chart representing the annual total returns of Treasury Cash Series as of the calendar year-end for each of eight years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.50% up to 6.00%. The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1998. The percentages noted are: 5.23%, 2.94%, 2.26%, 3.28%, 5.06%, 4.49%, 4.64%, and
4.53%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.



The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.



The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was 1.91%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.47% (quarter ended March 31, 1991). Its lowest quarterly return was 0.55% (quarter ended June 30, 1993).



AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1998.



CALENDAR PERIOD           FUND
1 Year                   4.53%
5 Years                  4.40%
Start of Performance 1   4.41%


1 The Fund's start of performance date was February 7, 1990.

The Fund's 7-Day Net Yield as of December 31, 1998 was 3.94%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

TREASURY CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER FEES


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price) None Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price) None Redemption
Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING
EXPENSES (Before Waiver and Reduction) 1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.50%
Distribution (12b-1) Fee 3                                                            0.35%
Shareholder Services Fee                                                              0.25%
Other Expenses                                                                        0.22%
Total Annual Fund
Operating Expenses                                                                    1.32%
1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of its distribution
(12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 1999.
 Total Waivers and Reductions of Fund Expenses                                        0.32%
 Total Actual Annual Fund Operating Expenses (after waiver and reduction)             1.00%

2 The adviser voluntarily waived a portion of the management fee during the fiscal year ended May 31, 1999. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Shares (after the voluntary waiver) was 0.43% for the fiscal year ended May 31, 1999. 3 The distributor voluntarily elected not to accrue a portion of its distribution (12b-1) fee during the fiscal year ended May 31, 1999. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund
(after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares' operating expenses are BEFORE WAIVERS AND REDUCTIONS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year   $   135
3 Years  $   421
5 Year   $   729
10 Years $ 1,601




What are the Fund's Investment Strategies?

The Fund invests at least 65% of its total assets in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.



The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:



* current U.S. economic activity and the economic outlook;

* current short-term interest rates;

* the Federal Reserve Board's policies regarding short-term interest rates; and

* the potential effects of foreign economic activity on U.S. short-term interest rates.



The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.



What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK



Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.



An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Last Meeting of Shareholders

An Annual Meeting of shareholders was held on September 10, 1999. As of April 15, 1999, the record date for shareholders voting at the meeting, there were 992,887,496 total outstanding Shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

To elect Directors: 1



                                          WITHHELD
                                          AUTHORITY

                            FOR           TO VOTE

John F. Cunningham          683,401,762   10,197,449
Charles F. Mansfield, Jr.   683,403,331   10,195,880
John S. Walsh               683,403,331   10,195,880


1 The following Directors continued their terms as Directors of the
Company: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Nicholas Constantakis, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., Marjorie P. Smuts, and J. Christopher Donahue.

AGENDA ITEM 2

To ratify the selection of Deloitte & Touche LLP as the Company's independent auditors:



FOR           AGAINST     ABSTENTIONS
681,325,021   2,362,048   9,912,142


AGENDA ITEM 3

To make changes to the Fund's fundamental investment policies:

(a) To amend the Fund's fundamental investment policy on diversification of its investments.



                          BROKER

FOR           AGAINST     NON-VOTE     ABSTENTIONS
499,890,115   9,509,001   19,571,489   164,628,606


(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
498,935,411   10,410,573   19,571,489   164,681,738


(c) To amend the Fund's fundamental investment policy regarding investments in commodities.



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
498,131,340   11,363,897   19,571,490   164,532,484


(d) To amend the Fund's fundamental investment policy regarding underwriting securities.



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
498,700,114   10,252,530   19,571,489   165,075,078


(e) To amend the Fund's fundamental investment policy regarding lending assets.



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
498,998,744   10,365,579   19,571,489   164,663,399


(f) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.



                          BROKER

FOR           AGAINST     NON-VOTE     ABSTENTIONS
500,936,056   9,147,809   19,571,489   163,943,857


(g) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.



                          BROKER

FOR           AGAINST     NON-VOTE     ABSTENTIONS
499,015,104   9,368,730   19,571,489   165,643,888


(h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.



                            BROKER

FOR            AGAINST      NON-VOTE     ABSTENTIONS
474,854,650    10,122,093   19,571,489   189,050,979


(i) To make non-fundamental the Fund's fundamental investment policy on investing in restricted securities.



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
474,824,853   10,061,260   19,571,489   189,141,609


AGENDA ITEM 4

To eliminate the Fund's fundamental investment policy on selling securities short:



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
473,329,563   11,896,774   19,571,490   188,801,384


AGENDA ITEM 5

To approve amendments to the Company's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law:



                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
497,372,856   12,278,077   19,571,489   164,376,789




Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED MAY 31                              1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.04         0.05         0.04         0.05         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.04)       (0.05)       (0.04)       (0.05)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 4.21%        4.70%        4.50%        4.83%        4.34%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     1.07%        1.06%        1.02%        1.28%        1.07%
Net investment income 2                        4.04%        4.55%        4.38%        4.41%        4.18%
Expenses (after waivers)                       1.00%        1.00%        0.99%        0.99%        0.99%
Net investment income (after waivers)          4.11%        4.60%        4.41%        4.70%        4.26%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $969,592     $821,484     $771,164     $593,730     $424,091


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 1999, which can be obtained free of charge.

 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

SEPTEMBER 30, 1999



A Statement of Additional Information (SAI), dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Treasury Cash Series
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Cusip147551402

0010801A (9/99)

 [Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Treasury Cash Series (Fund), dated September 30, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

SEPTEMBER 30, 1999

 [Graphic]
 Federated

 World-Class Investment Manager
 Treasury Cash Series
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

0010801B (9/99)

[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  4

Subaccounting Services  4

Redemption in Kind  4

Account and Share Information  4

Tax Information  5

Who Manages and Provides Services to the Fund?  5

How Does the Fund Measure Performance?  8

Who is Federated Investors, Inc.?  10

Financial Information  11

Addresses  11



How is the Fund Organized?

The Fund is a diversified portfolio of Cash Trust Series, Inc. (Corporation). The Corporation, an open-end, management investment company, was originally organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on May 16, 1989. It was reorganized under the laws of the State of Maryland on February 1, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

Securities in Which the Fund Invests



The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.



U.S. TREASURY SECURITIES



Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the INTEREST RATE and CREDIT RISKS of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval.



INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

(The Fund has no present intention of engaging in securities lending.)

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF DIRECTORS (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



BUYING SECURITIES ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

INVESTING IN RESTRICTED SECURITIES

The Fund will not purchase or sell securities which are restricted as to resale under federal securities law.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's concentration limitation, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect.



REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS



Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.



Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Compass Investment Services Corp., Melville, NY owned approximately 164,061,016 shares (17.07%); Scott & Stringfellow Inc., Richmond, VA owned approximately 154,950,486 shares (16.12%); BHC Securities Inc., Philadelphia, PA owned approximately 107,624,923 shares (11.20%); and Manufacturers & Traders Trust Co., Buffalo, NY owned approximately

61,611,297 shares (6.41%).



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS



The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of four funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



NAME                                                                                            AGGREGATE       TOTAL
BIRTH DATE                                                                                      COMPENSATION    COMPENSATION
ADDRESS                                   PRINCIPAL OCCUPATIONS                                 FROM            FROM CORPORATION
POSITION WITH CORPORATION                 FOR PAST FIVE YEARS                                   CORPORATION     AND FUND COMPLEX
JOHN F. DONAHUE*+#                        Chief Executive Officer                                         $0    $0 for the
Birth Date: July 28, 1924                 and Director or Trustee of                                            Corporation and
Federated Investors Tower                 the Federated Fund                                                    54 other investment
1001 Liberty Avenue                       Complex; Chairman and                                                 companies in the
Pittsburgh, PA                            Director, Federated                                                   Fund Complex
CHAIRMAN AND DIRECTOR                     Investors, Inc.; Chairman
                                          and Trustee, Federated Investment
                                          Management Company; Chairman and
                                          Director, Federated Investment
                                          Counseling and Federated Global
                                          Investment Management Corp.; Chairman,
                                          Passport Research, Ltd.

THOMAS G. BIGLEY                          Director or Trustee of the Federated Fund                $4,751.12    $113,860.22 for the
Birth Date: February 3, 1934              Complex; Director, Member of Executive                                Corporation and
15 Old Timber Trail                       Committee, Children's Hospital of                                     54 other investment
Pittsburgh, PA                            Pittsburgh;Director, Robroy Industries, Inc.                          companies in the
DIRECTOR                                  (coated steel wire/computer storage                                   Fund Complex
                                          equipment); formerly: Senior Partner, Ernst &
                                          Young LLP; Director, MED 3000 Group, Inc.
                                          (physician practice management); Director,
                                          Member of Executive Committee, University of

                                          Pittsburgh.

JOHN T. CONROY, JR.                       Director or Trustee of the Federated Fund                $5,227.03    $125,264.48 for the
Birth Date: June 23, 1937                 Complex; President, Investment Properties                             Corporation and
Wood Commercial Dept.                     Corporation; Senior Vice President,                                   54 other investment
John R. Wood Associates, Inc.                                                                                   companies in the
Realtors                                  John R. Wood and Associates, Inc., Realtors;                          Fund Complex
3255 Tamiami Trail North                  Partner or Trustee in private real estate ventures
Naples, FL                                in Southwest Florida; formerly: President,
DIRECTOR                                  Naples Property Management, Inc. and

                                          Northgate Village Development Corporation.

NICHOLAS CONSTANTAKIS                     Director or Trustee of the Federated Fund                $4,751.22    $47,958.02 for the
Birth Date: September 3, 1939             Complex; formerly: Partner, Andersen                                  Corporation and
175 Woodshire Drive                       Worldwide SC.                                                         39 other investment
Pittsburgh, PA                                                                                                  companies in the

DIRECTOR                                                                                                        Fund Complex


NAME                                                                                            AGGREGATE       TOTAL
BIRTH DATE                                                                                      COMPENSATION    COMPENSATION
ADDRESS                                   PRINCIPAL OCCUPATIONS                                 FROM            FROM CORPORATION
POSITION WITH CORPORATION                 FOR PAST FIVE YEARS                                   CORPORATION     AND FUND COMPLEX
JOHN F. CUNNINGHAM++                      Director or Trustee of some                              $2,408.40    $0 for the
Birth Date: March 5, 1943                 of the Federated Fund                                                 Corporation and
353 El Brillo Way                         Complex; Chairman,                                                    46 other investment
Palm Beach, FL                            President and Chief                                                   companies in the
DIRECTOR                                  Executive Officer,                                                    Fund Complex
                                          Cunningham & Co., Inc.
                                          (strategic business
                                          consulting); Trustee
                                          Associate, Boston College;
                                          Director, Iperia Corp.
                                          (communications/software);
                                          formerly: Director,
                                          Redgate Communications and
                                          EMC Corporation (computer
                                          storage systems).
                                          Previous Positions:
                                          Chairman of the Board and
                                          Chief Executive Officer,
                                          Computer Consoles, Inc.;
                                          President and Chief
                                          Operating Officer, Wang
                                          Laboratories; Director,
                                          First National Bank of
                                          Boston; Director, Apollo
                                          Computer, Inc.

LAWRENCE D. ELLIS, M.D.*                  Director or Trustee of the Federated Fund                $4,751.12    $113,860.22 for the
Birth Date: October 11, 1932              Complex; Professor of Medicine, University of                         Corporation and
3471 Fifth Avenue                         Pittsburgh; Medical Director, University of                           54 other investment
Suite 1111                                Pittsburgh Medical Center - Downtown;                                 companies in the
Pittsburgh, PA                            Hematologist, Oncologist, and Internist,                              Fund Complex
DIRECTOR                                  University of Pittsburgh Medical Center;
                                          Member, National Board of Trustees, Leukemia
                                          Society of America.

PETER E. MADDEN                           Director or Trustee of the Federated Fund                $4,209.51    $113,860.22 for the
Birth Date: March 16, 1942                Complex; formerly: Representative,                                    Corporation and
One Royal Palm Way                        Commonwealth of Massachusetts General                                 54 other investment
100 Royal Palm Way                        Court; President, State Street Bank and Trust                         companies in the
Palm Beach, FL                            Company and State Street Corporation.                                 Fund Complex
DIRECTOR                                  Previous Positions: Director, VISA USA and
                                          VISA International; Chairman and
                                          Director, Massachusetts Bankers
                                          Association; Director, Depository
                                          Trust Corporation; Director, The
                                          Boston Stock Exchange.

CHARLES F. MANSFIELD, JR.++               Director or Trustee of some of the Federated             $2,408.40    $0 for the
Birth Date: April 10, 1945                Fund Complex; Management Consultant.                                  Corporation and
80 South Road                             Previous Positions: Chief Executive Officer,                          50 other investment
Westhampton Beach, NY DIRECTOR            PBTC International Bank; Partner, Arthur Young                        companies in the

                                          & Company (now Ernst & Young LLP); Chief                              Fund Complex
                                          Financial Officer of Retail Banking Sector,

                                          Chase Manhattan Bank; Senior Vice President,
                                          Marine Midland Bank; Vice President, Citibank;
                                          Assistant Professor of Banking and Finance,
                                          Frank G. Zarb School of Business, Hofstra

                                          University.

JOHN E. MURRAY, JR., J.D., S.J.D.#        Director or Trustee of the Federated Fund                $4,992.37    $113,860.22 for the
Birth Date: December 20, 1932             Complex; President, Law Professor, Duquesne                           Corporation and
President, Duquesne University            University; Consulting Partner, Mollica &                             54 other investment
Pittsburgh, PA                            Murray; Director, Michael Baker Corp.                                 companies in the
DIRECTOR                                  (engineering, construction, operations, and                           Fund Complex
                                          technical services).

                                          Previous Positions: Dean and Professor of Law,
                                          University of Pittsburgh School of Law; Dean
                                          and Professor of Law, Villanova University

                                          School of Law.

MARJORIE P. SMUTS                         Director or Trustee of the Federated Fund                $4,751.12    $113,860.22 for the
Birth Date: June 21, 1935                 Complex; Public Relations/Marketing/                                  Corporation and
4905 Bayard Street                        Conference Planning                                                   54 other investment
Pittsburgh, PA                            Previous Positions: National Spokesperson,                            companies in the
DIRECTOR                                  Aluminum Company of America; television                               Fund Complex
                                          producer; business owner.

JOHN S. WALSH++                           Director or Trustee of some of the Federated             $2,408.40    $0 for the
Birth Date: November 28, 1957             Fund Complex; President and Director, Heat                            Corporation and
2007 Sherwood Drive                       Wagon, Inc. (manufacturer of construction                             48 other investment
Valparaiso, IN                            temporary heaters); President and Director,                           companies in the
DIRECTOR                                  Manufacturers Products, Inc. (distributor of                          Fund Complex
                                          portable construction heaters); President,
                                          Portable Heater Parts, a division of
                                          Manufacturers Products, Inc.; Director, Walsh &
                                          Kelly, Inc. (heavy highway contractor); formerly:
                                          Vice President, Walsh & Kelly, Inc.


NAME                                                                                            AGGREGATE       TOTAL
BIRTH DATE                                                                                      COMPENSATION    COMPENSATION
ADDRESS                                   PRINCIPAL OCCUPATIONS                                 FROM            FROM CORPORATION
POSITION WITH CORPORATION                 FOR PAST FIVE YEARS                                   CORPORATION     AND FUND COMPLEX
J. CHRISTOPHER DONAHUE+*                  President or Executive                                          $0    $0 for the
Birth Date: April 11, 1949                Vice President of the                                                 Corporation and
Federated Investors Tower                 Federated Fund Complex;                                               22 other investment
1001 Liberty Avenue                       Director or Trustee of some                                           companies in the
Pittsburgh, PA                            of the Funds in the                                                   Fund Complex
EXECUTIVE VICE PRESIDENT                  Federated Fund Complex;
AND DIRECTOR                              President, CEO and

                                          Director, Federated Investors, Inc.;
                                          President and Trustee, Federated
                                          Investment Management Company;
                                          President and Trustee, Federated
                                          Investment Counseling; President and
                                          Director, Federated Global Investment
                                          Management Corp.; President, Passport
                                          Research, Ltd.; Trustee, Federated
                                          Shareholder Services Company;
                                          Director, Federated Services Company.

EDWARD C. GONZALES                        Trustee or Director of some of the Funds in the                 $0    $0 for the
Birth Date: October 22, 1930              Federated Fund Complex; President, Executive                          Corporation and
Federated Investors Tower                 Vice President and Treasurer of some of the                           1 other investment
1001 Liberty Avenue                       Funds in the Federated Fund Complex; Vice                             company in the
Pittsburgh, PA                            Chairman, Federated Investors, Inc.; Vice                             Fund Complex
EXECUTIVE VICE PRESIDENT                  President, Federated Investment Management
                                          Company, Federated Investment Counseling,
                                          Federated Global Investment Management
                                          Corp. and Passport Research, Ltd.; Executive
                                          Vice President and Director, Federated
                                          Securities Corp.; Trustee, Federated Shareholder
                                          Services Company.

JOHN W. MCGONIGLE                         Executive Vice President and Secretary of the                   $0    $0 for the
Birth Date: October 26, 1938              Federated Fund Complex; Executive Vice                                Corporation and
Federated Investors Tower                 President, Secretary and Director, Federated                          54 other investment
1001 Liberty Avenue                       Investors, Inc.; Trustee, Federated Investment                        companies in the
Pittsburgh, PA                            Management Company; Trustee, Federated                                Fund Complex
EXECUTIVE VICE PRESIDENT                  Investment Counseling and Director, Federated
AND SECRETARY                             Global Investment Management Corp.; Director,
                                          Federated Services Company; Director,
                                          Federated Securities Corp.

RICHARD J. THOMAS                         Treasurer of the Federated Fund Complex; Vice                   $0    $0 for the
Birth Date: June 17, 1954                 President - Funds Financial Services Division,                        Corporation and
Federated Investors Tower                 Federated Investors, Inc.; formerly: various                          54 other investment
1001 Liberty Avenue                       management positions within Funds Financial                           companies in the
Pittsburgh, PA                            Services Division of Federated Investors, Inc.                        Fund Complex
TREASURER

RICHARD B. FISHER                         President or Vice President of some of the                      $0    $0 for the
Birth Date: May 17, 1923                  Funds in the Federated Fund Complex; Director                         Corporation and
Federated Investors Tower                 or Trustee of some of the Funds in the                                6 other investment
1001 Liberty Avenue                       Federated Fund Complex; Executive Vice                                companies in the
Pittsburgh, PA                            President, Federated Investors, Inc.; Chairman                        Fund Complex
PRESIDENT                                 and Director, Federated Securities Corp.

WILLIAM D. DAWSON, III                    Chief Investment Officer of this Fund and                       $0    $0 for the
Birth Date: March 3, 1949                 various other Funds in the Federated Fund                             Corporation and
Federated Investors Tower                 Complex; Executive Vice President, Federated                          41 other investment
1001 Liberty Avenue                       Investment Counseling, Federated Global                               companies in the
Pittsburgh, PA                            Investment Management Corp., Federated                                Fund Complex
CHIEF INVESTMENT OFFICER                  Investment Management Company and
                                          Passport Research, Ltd.; Registered
                                          Representative, Federated Securities
                                          Corp.; Portfolio Manager, Federated
                                          Administrative Services; Vice
                                          President, Federated Investors, Inc.;
                                          formerly: Executive Vice President and
                                          Senior Vice President, Federated
                                          Investment Counseling Institutional
                                          Portfolio Management Services
                                          Division; Senior Vice President,
                                          Federated Investment Management
                                          Company and Passport Research, Ltd.

DEBORAH A. CUNNINGHAM                     Deborah A. Cunningham has been the Fund's                       $0    $0 for the
Birth Date: September 15, 1959            portfolio manager since 1994. She is Vice                             Corporation and
Federated Investors Tower                 President of the Corporation. Ms. Cunningham                          6 other investment
1001 Liberty Avenue                       joined Federated in 1981 and has been a Senior                        companies in the
Pittsburgh, PA                            Portfolio Manager and a Senior Vice President                         Fund Complex
VICE PRESIDENT                            of the Fund's Adviser since 1997.
                                          Ms. Cunningham served as a Portfolio Manager
                                          and a Vice President of the Adviser from 1993
                                          until 1996. Ms. Cunningham is a Chartered
                                          Financial Analyst and received her M.B.A. in
                                          Finance from Robert Morris College.
MARY JO OCHSON                            Mary Jo Ochson is Vice President of the                         $0    $0 for the
Birth Date: September 12, 1953            Corporation. Ms. Ochson joined Federated in                           Corporation and
Federated Investors Tower                 1982 and has been a Senior Portfolio Manager                          7 other investment
1001 Liberty Avenue                       and a Senior Vice President of the Fund's                             companies in the
Pittsburgh, PA                            Adviser since 1996. From 1988 through 1995,                           Fund Complex
VICE PRESIDENT                            Ms. Ochson served as a Portfolio Manager and
                                          a Vice President of the Fund's Adviser.
                                          Ms. Ochson is a Chartered Financial Analyst
                                          and received her M.B.A. in Finance from the
                                          University of Pittsburgh.


* An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Directors on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS



The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES





FOR THE YEAR ENDED MAY 31   1999        1998        1997
Advisory Fee Earned         $4,821,924  $4,134,411  $3,518,991
Advisory Fee Reduction        710,477     424,670     233,279
Administrative Fee            727,146     623,879     531,651
12B-1 FEE                     964,385           -           -
SHAREHOLDER SERVICES FEE    2,410,962           -           -




How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and Start of Performance periods ended May 31, 1999.

Yield and Effective Yield given for the 7-day period ended May 31, 1999.





                                                    START OF
                                                    PERFORMANCE ON

                  7-DAY PERIOD   1 YEAR   5 YEARS   FEBRUARY 7, 1990
Total Return      NA             4.21%     4.51%      4.39%
Yield             3.83%           NA       NA        NA
Effective Yield   3.90%           NA       NA        NA




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD



The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/DONOGHUE'S MONEY FUND REPORT



IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



MONEY



Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended May 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Treasury Cash Series dated May 31, 1999.



Addresses



TREASURY CASH SERIES

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116

PROSPECTUS

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

A money market mutual fund seeking current income consistent with stability of principal and liquidity by investing primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



SEPTEMBER 30, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  10



Last Meeting of Shareholders  11

Financial Information  12



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of Government Cash Series as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 8%

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended1998 The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through1998. The percentages noted are: 7.62%, 5.33%, 3.01%, 2.34%, 3.38%, 5.09%, 4.53%, 4.68%
and 4.59 respectively.]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.



The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.



The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was 1.97%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.90% (quarter ended March 31, 1990). Its lowest quarterly return was 0.57% (quarter ended June 30, 1993).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1998.



CALENDAR PERIOD          FUND
1 Year                   4.59%
5 Years                  4.45%
Start of Performance 1   4.67%




1 The Fund's start of performance date was August 15, 1989.



The Fund's 7-Day Net Yield as of December 31, 1998 was 4.09%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

GOVERNMENT CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                    None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                        None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price) .                                                                              None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                              None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waiver and Reduction) 1 Expenses That are
Deducted From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                                      0.50%
Distribution (12b-1) Fee 3                                                            0.35%
Shareholder Services Fee                                                              0.25%
Other Expenses                                                                        0.27%
Total Annual Fund
Operating Expenses                                                                    1.37%
1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of its distribution
(12b-1) fee. These waivers and reductions to the maximum fees are shown below along with the net expenses the Fund actually paid for the fiscal year ended May
31, 1999.
 Total Waivers and
Reductions of Fund

Expenses                                                                              0.37%
 Total Actual Annual Fund

Operating Expenses (after

waivers and reductions)                                                               1.00%
2 The adviser voluntarily waived a portion of the management fee during the fiscal year ended May 31, 1999. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Shares (after the voluntary waiver)
was 0.38% for the year ended May 31, 1999.
3 The distributor voluntarily elected not to accrue a portion of its distribution
(12b-1) fee during the fiscal year ended May 31, 1999. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund's Shares (after the voluntary reduction) was 0.10% for the year ended
May 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares' operating expenses are BEFORE WAIVERS AND REDUCTIONS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year   $   139
3 Years  $   434
5 Years  $   750
10 Years $ 1,646




What are the Fund's Investment Strategies?

The Fund invests at least 65% of its total assets in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.



The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

* current U.S. economic activity and the economic outlook;

* current short-term interest rates;

* the Federal Reserve Board's policies regarding short-term interest rates; and

* the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.



What are the Principal Securities in Which the Fund Invests?



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The Fund invests in the following types of fixed income securities.



U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.



An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number or Group Number



Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.



RETIREMENT INVESTMENTS



You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Last Meeting of Shareholders



The Annual Meeting of shareholders was held on September 10, 1999. As of April 15, 1999, the record date for shareholder voting at the meeting, there were 569,449,188 total outstanding Shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

To elect Directors: 1

                                          WITHHELD
                                          AUTHORITY

                            FOR           TO VOTE

John F. Cunningham          391,833,695    7,602,095
Charles F. Mansfield, Jr.   391,893,194    7,542,596
John S. Walsh               391,893,194    7,542,596

1 The following Directors continued their terms as Directors of the
Company: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Nicholas Constantakis, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., Majorie P. Smuts, and J. Christopher Donahue.

AGENDA ITEM 2

To ratify the selection of Deloitte & Touche LLP as the Company's independent auditors:

FOR           AGAINST     ABSTENTIONS
393,673,648   1,918,165   3,843,977

AGENDA ITEM 3

To make changes to the Fund's fundamental investment policies:

(a) To amend the Fund's fundamental investment policy on diversification of its investments.

                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
291,983,396   12,529,883   45,555,349   49,367,162

 (b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
288,906,812   15,237,932   45,555,349   49,735,697

 (c) To amend the Fund's fundamental investment policy regarding investments in real estate.

                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
290,710,542   13,827,306   45,555,350   49,342,592

 (d) To amend the Fund's fundamental investment policy regarding investments in commodities.

                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
288,026,517   16,318,226   45,555,349   49,535,698

 (e) To amend the Fund's fundamental investment policy regarding underwriting securities.

                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
289,810,861   14,327,034   45,555,349   49,742,546

 (f) To amend the Fund's fundamental investment policy regarding lending assets.

                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
287,550,681   16,466,974   45,555,349   49,862,786

 (g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
287,757,875   16,318,789   45,555,349   49,803,777

 (h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
283,495,126   20,303,454   45,555,349   50,081,861

 (i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
283,078,524   20,513,771   45,555,349   50,288,146

AGENDA ITEM 4

To eliminate the Fund's fundamental investment policy on selling securities short:

                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
285,483,518   18,590,593   45,555,349   49,806,330

AGENDA ITEM 5

To approve amendments to the Company's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law:

                           BROKER

FOR           AGAINST      NON-VOTE     ABSTENTIONS
286,836,585   16,827,552   45,555,349   50,216,304



Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED MAY 31                          1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.04         0.05         0.04         0.05         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.04)       (0.05)       (0.04)       (0.05)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 4.30%        4.73%        4.54%        4.85%        4.43%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     1.12%        1.09%        1.09%        1.29%        1.07%
Net investment income 2                        4.10%        4.54%        4.35%        4.45%        4.27%
Expenses (after waivers)                       1.00%        1.00%        0.99%        0.99%        0.99%
Net investment income (after waivers)          4.22%        4.62%        4.45%        4.75%        4.35%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $649,081     $557,184     $530,367     $448,129     $453,096


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 1999, which can be obtained free of charge.



 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Government Cash Series

A Portfolio of Cash Trust Series, Inc.



SEPTEMBER 30, 1999

A Statement of Additional Information (SAI), dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.



[Graphic]
Federated

World-Class Investment Manager
Prospectus
Government Cash Series
A Portfolio of Cash Trust Series, Inc.

September 30, 1999

 [Graphic]
 Federated

 Government Cash Series
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Cusip 147551204

9080103A (9/99)

 [Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Government Cash Series

A Portfolio of Cash Trust Series, Inc.



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Government Cash Series (Fund), dated September 30, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

SEPTEMBER 30, 1999



 [Graphic]
 Federated

 World-Class Investment Manager
 Government Cash Series
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

9080103B (9/99)

[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  4

Subaccounting Services  5

Redemption in Kind  5

Account and Share Information  5

Tax Information  5

Who Manages and Provides Services to the Fund?  6

How Does the Fund Measure Performance?  9

Who is Federated Investors, Inc.?  10

Financial Information  11

Addresses  12



How is the Fund Organized?



The Fund is a diversified portfolio of Cash Trust Series, Inc. (Corporation). The Corporation, an open-end, management investment company, was originally organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on May 16, 1989. It was reorganized under the laws of the State of Maryland on February 1, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.



The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

Securities in Which the Fund Invests



The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury strips are the most common form of stripped zero coupon security. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.



ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with the stability of principal and liquidity.



INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY



The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940.



LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE



The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.



UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF DIRECTORS (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.



INVESTING IN RESTRICTED SECURITIES

The Fund may invest in securities subject to restrictions on resale under federal securities laws.

For purposes of the diversification restriction, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect.



REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES



The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.



Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Kirpet Co., Omaha, NE owned approximately 64,653,883 Shares (10.33%); Bank of America NT & SA, Los Angeles, CA owned approximately 63,593,873 Shares (10.16%); and Scott & Stringfellow, Inc., Richmond, VA owned approximately 37,921,860 Shares (6.05%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of four funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



NAME                                                                                           AGGREGATE      TOTAL
BIRTH DATE                                                                                     COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS                                 FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS                                   CORPORATION    AND FUND COMPLEX
JOHN F. DONAHUE*+#                       Chief Executive Officer                                         $0   $0 for the
Birth Date: July 28, 1924                and Director or Trustee of                                           Corporation and
Federated Investors Tower                the Federated Fund                                                   54 other investment
1001 Liberty Avenue                      Complex; Chairman and                                                companies in the
Pittsburgh, PA                           Director, Federated                                                  Fund Complex
CHAIRMAN AND DIRECTOR                    Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of the Federated Fund                $4,751.12   $113,860.22 for the
Birth Date: February 3, 1934             Complex; Director, Member of Executive                               Corporation and
15 Old Timber Trail                      Committee, Children's Hospital of Pittsburgh;                        54 other investment
Pittsburgh, PA                           Director, Robroy Industries, Inc. (coated steel                      companies in the
DIRECTOR                                 conduits/computer storage equipment);                                Fund Complex
                                         formerly: Senior Partner, Ernst & Young LLP;
                                         Director, MED 3000 Group, Inc. (physician
                                         practice management); Director, Member of
                                         Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the Federated Fund                $5,227.03   $125,264.48 for the
Birth Date: June 23, 1937                Complex; President, Investment Properties                            Corporation and
Wood/ Commercial Dept.                   Corporation; Senior Vice President,                                  54 other investment
John R. Wood Associates, Inc. Realtors   John R. Wood and Associates, Inc., Realtors;                         companies in the
3255 Tamiami Trail North                 Partner or Trustee in private real estate ventures                   Fund Complex

Naples, FL                               in Southwest Florida; formerly: President,
DIRECTOR                                 Naples Property Management, Inc. and

                                         Northgate Village Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of some of the Federated             $4,751.22   $47,958.02 for the
Birth Date: September 3, 1939            Fund Complex; formerly: Partner, Andersen                            Corporation and
175 Woodshire Drive                      Worldwide SC.                                                        29 other investment
Pittsburgh, PA                                                                                                Companies in the
DIRECTOR                                                                                                      Fund Complex
JOHN F. CUNNINGHAM++                     Director or Trustee of some of the Federated             $2,408.40   $0 for the
Birth Date: March 5, 1943                Fund Complex; Chairman, President and Chief                          Corporation and
353 El Brillo Way                        Executive Officer, Cunningham & Co., Inc.                            46 other investment
Palm Beach, FL                           (strategic business consulting); Trustee                             companies in the
DIRECTOR                                 Associate, Boston College; Director, Iperia Corp                     Fund Complex
                                         (communications/software); formerly: Director,
                                         Redgate Communications and EMC
                                         Corporation (computer storage systems).
                                         Previous Positions: Chairman of the Board and
                                         Chief Executive Officer, Computer Consoles,
                                         Inc.; President and Chief Operating Officer,
                                         Wang Laboratories; Director, First National
                                         Bank of Boston; Director, Apollo Computer, Inc.

LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the Federated Fund                $4,751.12   $113,860.22 for the
Birth Date: October 11, 1932             Complex; Professor of Medicine, University of                        Corporation and
3471 Fifth Avenue                        Pittsburgh; Medical Director, University of                          54 other investment
Suite 1111                               Pittsburgh Medical Center - Downtown;                                companies in the
Pittsburgh, PA                           Hematologist, Oncologist, and Internist,                             Fund Complex
DIRECTOR                                 University of Pittsburgh Medical Center;
                                         Member, National Board of Trustees, Leukemia
                                         Society of America.

PETER E. MADDEN                          Director or Trustee of the Federated Fund                $4,209.51   $113,860.22 for the
Birth Date: March 16, 1942               Complex; formerly: Representative,                                   Corporation and
One Royal Palm Way                       Commonwealth of Massachusetts General                                54 other investment
100 Royal Palm Way                       Court; President, State Street Bank and Trust                        companies in the
Palm Beach, FL                           Company and State                                                    Fund Complex
DIRECTOR                                 Street Corporation.

                                         Previous Positions: Director, VISA USA and
                                         VISA International; Chairman and Director,
                                         Massachusetts Bankers Association; Director,
                                         Depository Trust Corporation; Director, The
                                         Boston

                                         Stock Exchange.


NAME                                                                                           AGGREGATE      TOTAL
BIRTH DATE                                                                                     COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS                                 FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS                                   CORPORATION    AND FUND COMPLEX
CHARLES F. MANSFIELD, JR.++              Director or Trustee of some                              $2,408.31   $0 for the
Birth Date: April 10, 1945               of the Federated Fund                                                Corporation and
80 South Road                            Complex; Management                                                  50 other investment
Westhampton Beach, NY                    Consultant.                                                          companies in the
DIRECTOR                                 Previous Positions: Chief                                            Fund Complex
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of the Federated Fund                $4,992.37   $113,860.22 for the
Birth Date: December 20, 1932            Complex; President, Law Professor, Duquesne                          Corporation and
President, Duquesne University           University; Consulting Partner, Mollica &                            54 other investment
Pittsburgh, PA                           Murray; Director, Michael Baker Corp.                                companies in the
DIRECTOR                                 (engineering, construction, operations, and                          Fund Complex
                                         technical services).

                                         Previous Positions: Dean and Professor of Law,
                                         University of Pittsburgh School of Law; Dean
                                         and Professor of Law, Villanova University

                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the Federated Fund                $4,751.12   $113,860.22 for the
Birth Date: June 21, 1935                Complex; Public Relations/Marketing/                                 Corporation and
4905 Bayard Street                       Conference Planning.                                                 54 other investment
Pittsburgh, PA                           Previous Positions: National Spokesperson,                           companies in the
DIRECTOR                                 Aluminum Company of America; television                              Fund Complex
                                         producer; business owner.

JOHN S. WALSH++                          Director or Trustee of some of the Federated             $2,408.40   $0 for the
Birth Date: November 28, 1957            Fund Complex; President and Director, Heat                           Corporation and
2007 Sherwood Drive                      Wagon, Inc. (manufacturer of construction                            48 other investment
Valparaiso, IN                           temporary heaters); President and Director,                          companies in the
DIRECTOR                                 Manufacturers Products, Inc. (distributor of                         Fund Complex
                                         portable construction heaters); President,
                                         Portable Heater Parts, a division of
                                         Manufacturers Products, Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway contractor); formerly:
                                         Vice President, Walsh & Kelly, Inc.

J. CHRISTOPHER DONAHUE+*                 President or Executive Vice President of the                    $0   $0 for the
Birth Date: April 11, 1949               Federated Fund Complex; Director or Trustee of                       Corporation and
Federated Investors Tower                some of the Funds in the Federated Fund                              16 other investment
1001 Liberty Avenue                      Complex; President, CEO and Director,                                companies in the
Pittsburgh, PA                           Federated Investors, Inc.; President and Trustee,                    Fund Complex
EXECUTIVE VICE PRESIDENT AND DIRECTOR    Federated Investment Management Company;
                                         President and Trustee, Federated
                                         Investment Counseling, President and
                                         Director, Federated Global Investment
                                         Management Corp.; President, Passport
                                         Research, Ltd.; Trustee, Federated
                                         Shareholder Services Company; Director,
                                         Federated Services Company.

EDWARD C. GONZALES                       Trustee or Director of some of the Funds in the                 $0   $0 for the
 Birth Date: October 22, 1930            Federated Fund Complex; President, Executive                         Corporation and
Federated Investors Tower                Vice President and Treasurer of some of the                          1 other investment
1001 Liberty Avenue                      Funds in the Federated Fund Complex; Vice                            company in the
Pittsburgh, PA                           Chairman, Federated Investors, Inc.; Vice                            Fund Complex
EXECUTIVE VICE PRESIDENT                 President, Federated Investment Management

                                         Company, Federated Investment Counseling,
                                         Federated Global Investment Management
                                         Corp. and Passport Research, Ltd.; Executive
                                         Vice President and Director, Federated
                                         Securities Corp.; Trustee, Federated Shareholder
                                         Services Company.

JOHN W. MCGONIGLE                        Executive Vice President and Secretary of the                   $0   $0 for the
Birth Date: October 26, 1938             Federated Fund Complex; Executive Vice                               Corporation and
Federated Investors Tower                President, Secretary, and Director, Federated                        54 other investment
1001 Liberty Avenue                      Investors, Inc.; Trustee, Federated Investment                       companies in the
Pittsburgh, PA                           Management Company; Trustee, Federated                               Fund Complex
EXECUTIVE                                VICE PRESIDENT AND SECRETARY Investment
                                         Counseling and Director, Federated
                                         Global Investment Management Corp.;
                                         Director, Federated Services Company;
                                         Director, Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated Fund Complex; Vice                   $0   $0 for the
Birth Date: June 17, 1954                President - Funds Financial Services Division,                       Corporation and
Federated Investors Tower                Federated Investors, Inc.; formerly: various                         54 other investment
1001 Liberty Avenue                      management positions within Funds Financial                          companies in the
Pittsburgh, PA                           Services Division of Federated Investors, Inc.                       Fund Complex
TREASURER

RICHARD B. FISHER                        President or Vice President of some of the                      $0   $0 for the
Birth Date: May 17, 1923                 Funds in the Federated Fund Complex; Director                        Corporation and
Federated Investors Tower                or Trustee of some of the Funds in the                               6 other investment
1001 Liberty Avenue                      Federated Fund Complex; Executive Vice                               companies in the
Pittsburgh, PA                           President, Federated Investors, Inc.; Chairman                       Fund Complex
PRESIDENT                                and Director, Federated Securities Corp.


NAME                                                                                           AGGREGATE      TOTAL
BIRTH DATE                                                                                     COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS                                 FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS                                   CORPORATION    AND FUND COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                                        $0   $0 for the
Birth Date: March 3, 1949                of this Fund and various                                             Corporation and
Federated Investors Tower                other Funds in the                                                   41 other investment
1001 Liberty Avenue                      Federated Fund Complex;                                              companies in the
Pittsburgh, PA                           Executive Vice President,                                            Fund Complex
CHIEF INVESTMENT OFFICER                 Federated Investment
                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

DEBORAH A. CUNNINGHAM                    Deborah A. Cunningham has been the Fund's                       $0   $0 for the
Birth Date: September 15, 1959           portfolio manager since August 1989. She is                          Corporation and
Federated Investors Tower                Vice President of the Corporation.                                   6 other investment
1001 Liberty Avenue                      Ms. Cunningham joined Federated in 1981 and                          companies in the
Pittsburgh, PA                           has been a Senior Portfolio Manager and a                            Fund Complex
VICE PRESIDENT                           Senior Vice President of the Fund's Adviser
                                         since 1997. Ms. Cunningham served as a
                                         Portfolio Manager and a Vice President of the
                                         Adviser from 1993 until 1996. Ms. Cunningham
                                         is a Chartered Financial Analyst and received
                                         her M.S.B.A. in Finance from Robert Morris

                                         College.

MARY JO OCHSON                           Mary Jo Ochson is Vice President of the                         $0   $0 for the
Birth Date: September 12, 1953           Corporation. Ms. Ochson joined Federated in                          Corporation and
Federated Investors Tower                1982 and has been a Senior Portfolio Manager                         7 other investment
1001 Liberty Avenue                      and a Senior Vice President of the Fund's                            companies in the
Pittsburgh, PA                           Adviser since 1996. From 1988 through 1995,
VICE PRESIDENT                           Ms. Ochson served as a Portfolio Manager and
                                         a Vice President of the Fund's Adviser.
                                         Ms. Ochson is a Chartered Financial Analyst
                                         and received her M.B.A. in Finance from the
                                         University of Pittsburgh.


* An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Directors on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT PUBLIC ACCOUNTANTS



The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES





FOR THE YEAR ENDED

MAY 31                            1999        1998          1997
Advisory Fee Earned                $3,072,343   $2,817,822   $2,761,277
Advisory Fee Reduction             755,754         485,748      533,592
Administrative Fee                 463,309         425,199      417,215
12B-1 FEE                          614,468            -           -
Shareholder Services Fee           1,536,172          -           -




How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns given for the one-year, five-year and Start of Performance periods ended May 31, 1999.



Yield and Effective Yield given for the 7-day period ended May 31, 1999.





                  7 DAY                                START OF PERFORMANCE
                  PERIOD   1 YEAR        5 YEARS       ON 8/15/89

Total Return      NA        4.30%        4.57%         4.64%
Yield             3.94%        NA        NA            NA
Effective Yield   4.02%        NA        NA            NA




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD AND EFFECTIVE YIELD



The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:



* references to ratings, rankings and financial publications and/or performance comparisons of Shares to certain indices;



* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



* information about the mutual fund industry from sources such as the Investment Company Institute.



The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.



The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/DONOGHUE'S MONEY FUND REPORT



IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



MONEY



Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended May 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Government Cash Series dated May 31, 1999.



Addresses



GOVERNMENT CASH SERIES

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116

PROSPECTUS

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.



A money market mutual fund seeking current income consistent with stability of principal and liquidity by investing primarily in a portfolio of high-quality, fixed income securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



SEPTEMBER 30, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which

the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11



Last Meeting of Shareholders  12



Financial Information  13

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests primarily in a portfolio of high quality fixed income securities, issued by banks, corporations, and the U.S. government, maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE



[The graphic presentation displayed here consists of a bar chart representing the annual total returns of Prime Cash Series as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 8%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended1998 The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through1998. The percentages noted are: 7.74%, 5.47%, 3.06%, 2.38%, 4.48%, 5.20%, 4.63%, 4.77%
and 4.73% respectively.]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.



The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.



The Fund's total return for the six-month period from January 1, 1999 to June 30, 1999 was 2.05%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.91% (quarter ended March 31, 1990). Its lowest quarterly return was 0.58% (quarters ended June 30, 1993 and September 30, 1993).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   4.73%
5 Years                  4.56%
Start of Performance 1   4.76%

1 The Fund's start of performance date was August 15, 1989.

The Fund's 7-Day Net Yield as of December 31, 1998 was 4.37%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

PRIME CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                    None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption
proceeds, as applicable)                                                              None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                       None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                              None
Exchange Fee                                                                          None
ANNUAL FUND OPERATING
EXPENSES (Before Waiver
and Reduction) 1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                      0.50%
Distribution (12b-1) Fee 3                                                            0.35%
Shareholder Services Fee                                                              0.25%
Other Expenses                                                                        0.31%
Total Annual Fund
Operating Expenses                                                                    1.41%
1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of its distribution
(12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 1999.
 Total Waivers and
Reductions of Fund

Expenses                                                                              0.41%
 Total Actual Annual Fund

Operating Expenses (after

waivers and reductions)                                                               1.00%
2 The adviser voluntarily waived a portion of the management fee during the fiscal year ended May 31, 1999. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Shares (after the voluntary waiver)
was 0.34% for the year ended May 31, 1999.
3 The distributor voluntarily elected not to accrue a portion of its distribution
(12b-1) fee during the fiscal year ended May 31, 1999. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the year ended May 31,
1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares' operating expenses are BEFORE WAIVERS AND REDUCTIONS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year    $   144
3 Years   $   446
5 Years   $   771
10 Years  $ 1,691



What are the Fund's Investment Strategies?



The Fund invests primarily in a portfolio of high-quality fixed income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and provide enhanced returns.



The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.



The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.



What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

ASSET BACKED SECURITIES



Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass through certificates.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS

The Fund invests in high quality fixed income instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.



Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.



An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE



Wire Order Number, Dealer Number or Group Number



Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK



Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:



Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at

1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration; * amount to be redeemed; and * signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record; * your redemption will be sent to an address of record that was changed within the last 30 days; or * a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.



However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulties determining the Year 2000 readiness of those entities.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Last Meeting of Shareholders



A Special Meeting of shareholders was held on September 10, 1999. As of April 15, 1999, the record date for shareholder voting at the meeting, there were 4,697,776,987 total outstanding Shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

To elect Directors: 1


                                            WITHHELD
                                            AUTHORITY

NAME                        FOR             TO VOTE
John F. Cunningham          2,321,373,572   69,677,365
Charles F. Mansfield, Jr.   2,320,978,712   70,072,255
John S. Walsh               2,320,869,344   70,181,593


1 The following Directors continued their terms as Directors of the
Company: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Nicholas Constantakis, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., Marjorie P. Smuts, and J. Christopher Donahue.

AGENDA ITEM 2

To ratify the selection of Deloitte & Touche LLP as the Company's independent auditors:


FOR             AGAINST      ABSTENTIONS
2,291,538,887   21,898,105   77,613,945


AGENDA ITEM 3

To make changes to the Fund's fundamental investment policies:

(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities:


                             BROKER

FOR             AGAINST      NON-VOTE      ABSTENTIONS
1,733,068,671   83,818,169   239,408,512   334,755,585


(c) To amend the Fund's fundamental investment policy regarding investments in real estate:


                             BROKER

FOR             AGAINST      NON-VOTE      ABSTENTIONS
1,724,125,798   92,073,775   239,408,512   335,442,852


(d) To amend the Fund's fundamental investment policy regarding investments in commodities:


                              BROKER

FOR             AGAINST       NON-VOTE      ABSTENTIONS
1,713,125,763   105,756,032   239,408,513   332,760,629


(e) To amend the Fund's fundamental investment policy regarding underwriting securities:


                             BROKER

FOR             AGAINST      NON-VOTE      ABSTENTIONS
1,737,153,111   81,693,606   239,408,512   332,795,708


(f) To amend the Fund's fundamental investment policy regarding lending assets:


                             BROKER

FOR             AGAINST      NON-VOTE      ABSTENTIONS
1,720,988,373   98,825,822   239,408,512   331,828,230


(g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry:


                             BROKER

FOR             AGAINST      NON-VOTE      ABSTENTIONS
1,735,041,139   82,949,588   239,408,513   333,651,697


(h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin:


                              BROKER

FOR             AGAINST       NON-VOTE      ABSTENTIONS
1,707,415,098   114,209,062   239,408,512   330,018,265


(i) To amend, and make non-fundamental, the Fund's fundamental investment policy regarding pledging assets:


                              BROKER

FOR             AGAINST       NON-VOTE      ABSTENTIONS
1,698,907,673   111,824,933   239,408,512   340,909,819


AGENDA ITEM 4

To eliminate the Fund's fundamental investment policy on selling securities short:


                              BROKER

FOR             AGAINST       NON-VOTE      ABSTENTIONS
1,705,920,604   106,434,858   239,408,512   339,286,963


The following item did not receive the required (greater than 50%) majority approval vote of shareholders and, therefore, was not approved:

AGENDA ITEM 5

To approve amendments to the Company's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law:


                             BROKER

FOR             AGAINST      NON-VOTE      ABSTENTIONS
1,721,512,030   99,720,477   239,408,513   330,409,917




Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED MAY 31                      1999           1998          1997            1996            1995
NET ASSET VALUE,

BEGINNING OF PERIOD                 $  1.00        $  1.00       $  1.00         $  1.00         $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                  0.04           0.05          0.05            0.05            0.05
LESS DISTRIBUTIONS:
Distributions from net investment

income                                (0.04)         (0.05)        (0.05)          (0.05)          (0.05)
NET ASSET VALUE, END OF PERIOD      $  1.00        $  1.00       $  1.00         $  1.00         $  1.00
TOTAL RETURN 1                         4.46%          4.83%         4.64%           4.90%           4.60%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                             1.16%          1.18%         1.19%           1.37%           1.19%
Net investment income 2                4.20%          4.55%         4.35%           4.40%           4.37%
Expenses (after waivers)               1.00%          1.00%         0.99%           0.99%           0.99%
Net investment income
(after waivers)                        4.36%          4.73%         4.55%           4.78%           4.57%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $4,728,448     $3,748,034    $2,363,382      $1,539,235      $1,027,083


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 1999, which can be obtained free of charge.

[Graphic]

Federated

World-Class Investment Manager

PROSPECTUS

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.



SEPTEMBER 30, 1999

A Statement of Additional Information (SAI), dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.



[Graphic]
Federated

Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Cusip 147551105
9080101A (9/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Prime Cash Series (Fund), dated September 30, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.



SEPTEMBER 30, 1999



[Graphic]
Federated

World-Class Investment Manager
Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

9080101B (9/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  5

Subaccounting Services  5

Redemption in Kind  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  11

Financial Information  13

Addresses  13



How is the Fund Organized?



The Fund is a diversified portfolio of Cash Trust Series, Inc. (Corporation). The Corporation, an open-end, management investment company, was originally organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on May 16, 1989. It was reorganized under the laws of the State of Maryland on February 1, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.



The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

Securities in Which the Fund Invests



The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.



COMMERCIAL PAPER



Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

ASSET BACKED SECURITIES



Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may have prepayment risks.



ZERO COUPON SECURITIES



Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.



BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.



Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RATINGS



A nationally recognized statistical rating organization's ("NRSRO's") two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by Standard & Poor's ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) or F-2 (+ or -) by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will limit its investments in securities rated in the second highest short-term rating category, e.g., A-2 by S&P, Prime-2 by Moody's, or F-2 (+ or -) by Fitch, to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."



INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.



LEVERAGE RISKS



Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



RISKS OF FOREIGN INVESTING



Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.



PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with the stability of principal and liquidity.



INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY



The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940.



LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF DIRECTORS (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate 10% of the Fund's net assets.



INVESTING IN RESTRICTED SECURITIES

The Fund may invest in securities subject to restrictions on resale under federal securities laws.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect.



REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES



The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous,

best-efforts basis.

RULE 12B-1 PLAN

As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing

distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccount-ing fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.



Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

As of September 10, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: BHC Securities, Inc., Philadelphia, PA owned approximately 525,426,424 Shares (11.34%); Primevest Financial Services, St. Cloud, MN owned approximately 490,625,915 Shares (10.59%); and Scott & Stringfellow, Inc., Richmond, VA owned approximately 238,966,296 Shares (5.16%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of four funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of September 10, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


NAME                                                                                 AGGREGATE      TOTAL
BIRTH DATE                                                                           COMPENSATION   COMPENSATION
ADDRESS                        PRINCIPAL OCCUPATIONS                                 FROM           FROM CORPORATION
POSITION WITH CORPORATION      FOR PAST FIVE YEARS                                   CORPORATION    AND FUND COMPLEX
JOHN F. DONAHUE*+#             Chief Executive Officer                                         $0   $0 for the
Birth Date: July 28, 1924      and Director or Trustee of                                           Corporation and
Federated Investors Tower      the Federated Fund                                                   54 other investment companies
1001 Liberty Avenue            Complex; Chairman and                                                in the Fund Complex
Pittsburgh, PA                 Director, Federated
CHAIRMAN AND DIRECTOR          Investors, Inc.; Chairman
                               and Trustee, Federated Investment Management
                               Company; Chairman and Director, Federated
                               Investment Counseling and Federated Global
                               Investment Management Corp.; Chairman, Passport
                               Research, Ltd.

THOMAS G. BIGLEY               Director or Trustee of the Federated Fund                $4,751.12   $113,860.22 for the
Birth Date: February 3, 1934   Complex; Director, Member of Executive                               Corporation and
15 Old Timber Trail            Committee, Children's Hospital of Pittsburgh;                        54 other investment companies
Pittsburgh, PA                 Director, Robroy Industries, Inc. (coated steel                      in the Fund Complex
DIRECTOR                       conduits/computer storage equipment);
                               formerly: Senior Partner, Ernst & Young LLP;
                               Director, MED 3000 Group, Inc. (physician
                               practice management); Director, Member of
                               Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.            Director or Trustee of the Federated Fund                $5,227.03   $125,264.48 for the
Birth Date: June 23, 1937      Complex; President, Investment Properties                            Corporation and
Wood/ Commercial Dept.         Corporation; Senior Vice President,                                  54 other investment companies
John R. Wood Associates, Inc.  Realtors   John R. Wood and Associates, Inc., Realtors;              in the Fund Complex

3255 Tamiami Trail North       Partner or Trustee in private real estate ventures
Naples, FL                     in Southwest Florida; formerly: President,
DIRECTOR                       Naples Property Management, Inc. and

                               Northgate Village Development Corporation.

NICHOLAS CONSTANTAKIS          Director or Trustee of some of the Federated             $4,751.22   $47,958.02 for the
Birth Date: September 3, 1939  Fund Complex; formerly: Partner, Andersen                            Corporation and
175 Woodshire Drive            Worldwide SC.                                                        29 other investment companies
Pittsburgh, PA                                                                                      in the Fund Complex
DIRECTOR

JOHN F. CUNNINGHAM++           Director or Trustee of some of the Federated             $2,408.40   $0 for the
Birth Date: March 5, 1943      Fund Complex; Chairman, President and Chief                          Corporation and
353 El Brillo Way              Executive Officer, Cunningham & Co., Inc.                            46 other investment companies
Palm Beach, FL                 (strategic business consulting); Trustee                             in the Fund Complex

DIRECTOR                       Associate, Boston College; Director, Iperia Corp
                               (communications/software); formerly: Director,
                               Redgate Communications and EMC
                               Corporation (computer storage systems).
                               Previous Positions: Chairman of the Board and
                               Chief Executive Officer, Computer Consoles,
                               Inc.; President and Chief Operating Officer,
                               Wang Laboratories; Director, First National
                               Bank of Boston; Director, Apollo Computer, Inc.

LAWRENCE D. ELLIS, M.D.*       Director or Trustee of the Federated Fund                $4,751.12   $113,860.22 for the
Birth Date: October 11, 1932   Complex; Professor of Medicine, University of                        Corporation and
3471 Fifth Avenue              Pittsburgh; Medical Director, University of                          54 other investment companies
Suite 1111                     Pittsburgh Medical Center-Downtown;                                  in the Fund Complex
Pittsburgh, PA                 Hematologist, Oncologist, and Internist,
DIRECTOR                       University of Pittsburgh Medical Center;

                               Member, National Board of Trustees, Leukemia
                               Society of America.


NAME                                                                                 AGGREGATE      TOTAL
BIRTH DATE                                                                           COMPENSATION   COMPENSATION
ADDRESS                        PRINCIPAL OCCUPATIONS                                 FROM           FROM CORPORATION
POSITION WITH CORPORATION      FOR PAST FIVE YEARS                                   CORPORATION    AND FUND COMPLEX

PETER E. MADDEN                Director or Trustee of the                               $4,209.51   $113,860.22 for the
Birth Date: March 16, 1942     Federated Fund Complex;                                              Corporation and
One Royal Palm Way             formerly: Representative,                                            54 other investment companies
100 Royal Palm Way             Commonwealth of                                                      in the Fund Complex
Palm Beach, FL                 Massachusetts General
DIRECTOR                       Court; President, State
                               Street Bank and Trust
                               Company and State Street
                               Corporation.
                               Previous Positions:
                               Director, VISA USA and VISA
                               International; Chairman
                               and Director,
                               Massachusetts Bankers
                               Association; Director,
                               Depository Trust
                               Corporation; Director, The
                               Boston Stock Exchange.

CHARLES F. MANSFIELD, JR.++    Director or Trustee of some of the Federated             $2,408.31   $0 for the
Birth Date: April 10, 1945     Fund Complex; Management Consultant.                                 Corporation and
80 South Road                  Previous Positions: Chief Executive Officer,                         50 other investment companies
Westhampton Beach, NY          PBTC International Bank; Partner, Arthur Young                       in the Fund Complex
DIRECTOR                       & Company (now Ernst & Young LLP); Chief
                               Financial Officer of Retail Banking Sector,
                               Chase Manhattan Bank; Senior Vice President,
                               Marine Midland Bank; Vice President, Citibank;
                               Assistant Professor of Banking and Finance,
                               Frank G. Zarb School of Business, Hofstra

                               University.

JOHN E. MURRAY, JR.,           Director or Trustee of the Federated Fund                $4,992.37   $113,860.22 for the
J.D., S.J.D.#                  Complex; President, Law Professor, Duquesne                          Corporation and
Birth Date: December 20, 1932  University; Consulting Partner, Mollica &                            54 other investment companies
President, Duquesne University Murray; Director, Michael Baker Corp.                                in the Fund Complex
Pittsburgh, PA                 (engineering, construction, operations, and
DIRECTOR                       technical services).

                               Previous Positions: Dean and Professor of Law,
                               University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University

                               School of Law.

MARJORIE P. SMUTS              Director or Trustee of the Federated Fund                $4,751.12   $113,860.22 for the
Birth Date: June 21, 1935      Complex; Public Relations/Marketing/                                 Corporation and
4905 Bayard Street             Conference Planning.                                                 54 other investment companies
Pittsburgh, PA                 Previous Positions: National Spokesperson,                           in the Fund Complex
DIRECTOR                       Aluminum Company of America; television
                               producer, business owner.

JOHN S. WALSH++                Director or Trustee of some of the Federated             $2,408.40   $0 for the
Birth Date: November 28, 1957  Fund Complex; President and Director, Heat                           Corporation and
2007 Sherwood Drive            Wagon, Inc. (manufacturer of construction                            48 other investment companies
Valparaiso, IN                 temporary heaters); President and Director,                          in the Fund Complex
DIRECTOR                       Manufacturers Products, Inc. (distributor of
                               portable construction heaters); President,
                               Portable Heater Parts, a division of
                               Manufacturers Products, Inc.; Director, Walsh &
                               Kelly, Inc. (heavy highway contractor); formerly:
                               Vice President, Walsh & Kelly, Inc.

J. CHRISTOPHER DONAHUE+*       President or Executive Vice President of the                    $0   $0 for the
Birth Date: April 11, 1949     Federated Fund Complex; Director or Trustee of                       Corporation and
Federated Investors Tower      some of the Funds in the Federated Fund                              16 other investment companies
1001 Liberty Avenue            Complex; President, CEO and Director,                                in the Fund Complex
Pittsburgh, PA                 Federated Investors, Inc.; President and Trustee,
EXECUTIVE VICE PRESIDENT       Federated Investment Management Company;
AND DIRECTOR                   President and Trustee, Federated Investment
                               Counseling, President and Director, Federated
                               Global Investment Management Corp.; President,
                               Passport Research, Ltd.; Trustee, Federated
                               Shareholder Services Company; Director, Federated
                               Services Company.

EDWARD C. GONZALES             Trustee or Director of some of the Funds in the                 $0   $0 for the
Birth Date: October 22, 1930   Federated Fund Complex; President, Executive                         Corporation and
Federated Investors Tower      Vice President and Treasurer of some of the                          1 other investment company
1001 Liberty Avenue            Funds in the Federated Fund Complex; Vice                            in the Fund Complex
Pittsburgh, PA                 Chairman, Federated Investors, Inc.; Vice
EXECUTIVE VICE PRESIDENT       President, Federated Investment Management
                               Company, Federated Investment Counseling,
                               Federated Global Investment Management
                               Corp. and Passport Research, Ltd.; Executive
                               Vice President and Director, Federated
                               Securities Corp.; Trustee, Federated Shareholder

                               Services Company.


NAME                                                                                 AGGREGATE      TOTAL
BIRTH DATE                                                                           COMPENSATION   COMPENSATION
ADDRESS                        PRINCIPAL OCCUPATIONS                                 FROM           FROM CORPORATION
POSITION WITH CORPORATION      FOR PAST FIVE YEARS                                   CORPORATION    AND FUND COMPLEX

JOHN W. MCGONIGLE              Executive Vice President                                        $0   $0 for the
Birth Date: October 26, 1938   and Secretary of the                                                 Corporation and
Federated Investors Tower      Federated Fund Complex;                                              54 other investment companies
1001 Liberty Avenue            Executive Vice President,                                            in the Fund Complex
Pittsburgh, PA                 Secretary, and Director,
EXECUTIVE VICE PRESIDENT       Federated Investors, Inc.;
AND SECRETARY                  Trustee, Federated

                               Investment Management Company; Trustee, Federated
                               Investment Counseling and Director, Federated
                               Global Investment Management Corp.; Director,
                               Federated Services Company; Director, Federated
                               Securities Corp.

RICHARD J. THOMAS              Treasurer of the Federated Fund Complex; Vice                   $0   $0 for the
Birth Date: June 17, 1954      President-Funds Financial Services Division,                         Corporation and
Federated Investors Tower      Federated Investors, Inc.; formerly: various                         54 other investment companies
1001 Liberty Avenue            management positions within Funds Financial                          in the Fund Complex
Pittsburgh, PA                 Services Division of Federated Investors, Inc.

TREASURER

RICHARD B. FISHER              President or Vice President of some of the                      $0   $0 for the
Birth Date: May 17, 1923       Funds in the Federated Fund Complex; Director                        Corporation and
Federated Investors Tower      or Trustee of some of the Funds in the                               6 other investment companies
1001 Liberty Avenue            Federated Fund Complex; Executive Vice                               in the Fund Complex
Pittsburgh, PA                 President, Federated Investors, Inc.; Chairman
PRESIDENT                      and Director, Federated Securities Corp.

WILLIAM D. DAWSON, III         Chief Investment Officer of this Fund and                       $0   $0 for the
Birth Date: March 3, 1949      various other Funds in the Federated Fund                            Corporation and
Federated Investors Tower      Complex; Executive Vice President, Federated                         41 other investment companies
1001 Liberty Avenue            Investment Counseling, Federated Global                              in the Fund Complex
Pittsburgh, PA                 Investment Management Corp., Federated
CHIEF INVESTMENT OFFICER       Investment Management Company and
                               Passport Research, Ltd.; Registered
                               Representative, Federated Securities Corp.;
                               Portfolio Manager, Federated Administrative
                               Services; Vice President, Federated Investors,
                               Inc.; formerly: Executive Vice President and
                               Senior Vice President, Federated Investment
                               Counseling Institutional Portfolio Management
                               Services Division; Senior Vice President,
                               Federated Investment Management Company
                               and Passport Research, Ltd.

DEBORAH A. CUNNINGHAM          Deborah A. Cunningham has been the Fund's                       $0   $0 for the
Birth Date: September 15, 1959 portfolio manager since August 1989. She is Vice                     Corporation and
Federated Investors Tower      President of the Corporation. Ms. Cunningham                         6 other investment companies
1001 Liberty Avenue            joined Federated in 1981 and has been a Senior                       in the Fund Complex
Pittsburgh, PA                 Portfolio Manager and a Senior Vice President of
VICE PRESIDENT                 the Fund's Adviser since 1997. Ms. Cunningham
                               served as a Portfolio Manager and a Vice
                               President of the Adviser from 1993 until 1996.
                               Ms. Cunningham is a Chartered Financial Analyst
                               and received her M.B.A. in Finance from Robert

                               Morris College.

MARY JO OCHSON                 Mary Jo Ochson is Vice President of the                         $0   $0 for the
Birth Date: September 12, 1953 Corporation. Ms. Ochson joined Federated in                          Corporation and
Federated Investors Tower      1982 and has been a Senior Portfolio Manager                         7 other investment companies
1001 Liberty Avenue            and a Senior Vice President of the Fund's                            in the Fund Complex
Pittsburgh, PA                 Adviser since 1996. From 1988 through 1995,
VICE PRESIDENT                 Ms. Ochson served as a Portfolio Manager and
                               a Vice President of the Fund's Adviser.
                               Ms. Ochson is a Chartered Financial Analyst
                               and received her M.B.A. in Finance from the
                               University of Pittsburgh.




* An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Directors on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT PUBLIC ACCOUNTANTS



The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED MAY 31   1999          1998          1997
Advisory Fee Earned         $21,092,710   $15,717,524   $10,596,936
Advisory Fee Reduction        6,770,854     5,759,049     4,185,437
Administrative Fee            3,180,781     2,371,597     1,601,019
12B-1 FEE                     4,218,542             -             -
SHAREHOLDER SERVICES FEE     10,546,355             -             -



How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and Start of Performance periods ended May 31, 1999.



Yield and Effective Yield given for the 7-day period ended May 31, 1999.

                                                    START OF PERFORMANCE

                  7-DAY PERIOD   1 YEAR   5 YEARS   ON 8/15/89
Total Return      NA             4.46%    4.69%     4.74%
Yield             4.03%          NA       NA        NA
Effective Yield   4.11%          NA       NA        NA



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD



The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:



* references to ratings, rankings and financial publications and/or performance comparisons of Shares to certain indices;



* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



* information about the mutual fund industry from sources such as the Investment Company Institute.



The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.



The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/DONOGHUE'S MONEY FUND REPORT



IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



MONEY

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by

Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended May 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Prime Cash Series dated May 31, 1999.



Addresses



PRIME CASH SERIES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.      OTHER INFORMATION.

Item 23.       Exhibits:

                      (a) Conformed copy of Articles of Incorporation of the Registrant; (7) (b) (i) Copy of By-Laws of the Registrant;
                      (9)

                             (ii) Copy of Amendment #1 to the By-Laws of the Registrant; (10) (iii) Copy of Amendment #2 to the By-Laws of the Registrant; (10) (iv) Copy of Amendment #3 to the By-Laws of the Registrant; (10)

                      (c)    Not applicable;

                      (d) Conformed copy of Investment Advisory Contract of the Registrant; (7) (e) (i) Conformed copy of Distributor's Contract and Exhibits A, B, C, and D; (10)

                             (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).

                      (f)    Not applicable;

                      (g) (i) Conformed copy of Custodian Contract of the Registrant; (9) (ii) Conformed copy of Custodian Fee Schedule; (10)

                      (h)    (i) Conformed copy of Amended and Restated
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Transfer Agency
                                 Services and Custody Services Procurement; (10)

                             (ii) Conformed copy of Amended and Restated
                             Shareholder Services Agreement; (10) (iii) The responses described in Item 24(b)6(ii) are hereby incorporated by reference.

                      (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (3)


+ Exhibits have been filed electronically

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed December 6, 1989 (File Nos. 33-29838 and 811-5843).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed September 23, 1993 (File Nos. 33-29838 and 811-5843).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed September 27, 1995 (File Nos. 33-29838 and 811-5843).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed September 28, 1998 (File Nos. 33-29838 and 811-
     5843).

                      (j) Conformed copy of Consent of Independent Public Accountants; + (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (2) (m) (i) Conformed copy of Distribution Plan and Exhibits A, B, and C; (7)

              (ii)    Conformed copy of Exhibit D to the Distribution Plan (8);

              (ii) The responses described in Item 24(b)6(ii) are
                   hereby incorporated by reference. (n) Not applicable; (o) Conformed copy of Power of Attorney; +

             (i)   Conformed copy of Power of Attorney of
                   Chief Investment Officer of the
                   Registrant; +

             (ii)  Conformed copy of Power of Attorney of
                   Director John F. Cunningham; +

            (iii)  Conformed copy of Power of Attorney of
                   Director Charles F. Mansfield, Jr.; +

             (iv)  Conformed copy of Power of Attorney of
                   Director John S. Walsh. +

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

               None

Item 25.       INDEMNIFICATION:  (1)

+ Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed July 13, 1989 (File Nos. 33-29838 and 811-5843). 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed August 14, 1989 (File Nos. 33-29838 and 811-5843). 7.
Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed September 23, 1993 (File Nos. 33-29838 and 811-5843).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 29, 1994 (File Nos. 33-29838 and 811-5843).

Item 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

           For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      G. Andrew Bonnewell
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Alexandre de Bethmann
B.      Anthony Delserone, Jr.

                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Edward J. Tiedge
                                                      Leonardo A. Vila
                                                      Paige M. Wilhelm
                                                      George B. Wright

           Assistant Vice Presidents:                 Arminda Aviles
                                                      Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Christopher Matyszewski
                                                      Natalie F. Metz
                                                      Thomas Mitchell
                                                      Joseph M. Natoli
                                                      Trent Neville
                                                      Ihab Salib
                                                      Roberto Sanchez-Dahl, Sr.
                                                      James W. Schaub
                                                      John Sheehy
                                                      John Sidawi
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Steven J. Wagner
                                                      Lori A. Wolff

           Secretary:                                 G. Andrew Bonnewell

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     C. Grant Anderson
                                                      Karen M. Brownlee
                                                      Leslie K. Ross

           Assistant Treasurer:                       Dennis McAuley, III

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.       PRINCIPAL UNDERWRITERS:

        .......(a)    Federated Securities Corp. the Distributor for shares
                  of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions; Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Chairman, Chief Executive                President
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer
Pittsburgh, PA 15222-3779           Federated Securities Corp.

Arthur L. Cherry                    Director                                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales               --
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary               --
Federated Investors Tower           and Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and           --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                   Senior Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA  15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                    Vice President,                      --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                      Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                  Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley                      Assistant Treasurer,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


               (c) Not applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

               REGISTRANT                     Federated Investors Funds

                                                    5800 Corporate Drive
                                              Pittsburgh, PA 15237-7000

               FEDERATED SHAREHOLDER                Federated Investors Tower
               SERVICES COMPANY               1001 Liberty Avenue
               Transfer Agent and Dividend    Pittsburgh, PA 15222-3779
               Disbursing Agent

               FEDERATED SERVICES             Federated Investors Tower
               COMPANY                        1001 Liberty Avenue
               Administrator                  Pittsburgh, PA 15222-3779

               FEDERATED INVESTMENT           Federated Investors Tower
               MANAGEMENT COMPANY             1001 Liberty Avenue
               Investment Adviser             Pittsburgh, PA 15222-3779

               STATE STREET BANK AND          P.O. Box 8600
               ---------------------
               TRUST COMPANY                  Boston, MA 02266-8600

               Custodian

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CASH TRUST SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of September, 1999.

                             CASH TRUST SERIES, INC.

                      BY: /s/ Leslie K. Ross
                      Leslie K. Ross, Assistant Secretary
                      Attorney in Fact for John F. Donahue
                      September 23, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                   DATE

By:  /s/ Leslie K. Ross
     Leslie K. Ross                      Attorney In Fact     September 23, 1999
     ASSISTANT SECRETARY                 For the Persons
                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Director
                                         (Chief Executive Officer)

Richard B. Fisher*                       President

J. Christopher Donahue*                  Executive Vice President and
                                         Director

Richard J. Thomas*                       Treasurer
                                        (Principal Financial and
                                         Accounting Officer)

William D. Dawson, III*                  Chief Investment Officer

Thomas G. Bigley*                        Director

John T. Conroy, Jr.*                     Director

Nicholas P. Constantakis*                Director

John F. Cunningham*                      Director

Lawrence D. Ellis, M.D.*                 Director

Peter E. Madden*                         Director

Charles F. Mansfield, Jr.*               Director

John E. Murray, Jr., J.D., S.J.D.*       Director

Marjorie P. Smuts*                       Director

John S. Walsh*                           Director

* By Power of Attorney